Impairments	12 Months Ended
Dec. 31, 2019
Impairments
Impairments

Note 9. Impairments

Skr mn	2019	2018	2017
Expected credit losses, stage 1	-19	6	n.a
Expected credit losses, stage 2	11	14	n.a
Expected credit losses, stage 3	-17	-13	n.a
Impairment of financial assets	—	—	-59
Reversals of previous write-downs	—	—	110
Established credit losses	-25	—	-47
Reserves applied to cover established credit losses	40	—	46
Recovered credit losses	—	0	1
Net credit losses	-10	7	51

The table below shows the book value of loans and nominal amounts for off-balance sheet exposures before expected credit losses for each stage as well as related loss allowance amounts, in order to place expected credit losses in relation to credit exposures. Overall, the credit portfolio has an extremely high credit quality and SEK often uses risk mitigation measures, primarily through guarantees from the Swedish Export Credit Agency (EKN) and other government export credit agencies in the Organisation for Economic Co-operation and Development (OECD), which explains the low provision ratio.

	December 31, 2019				December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans, before expected credit losses
Loans in the form of interest-bearing securities	40,909	2,735	—	43,644	34,112	2,686	—	36,798
Loans to credit institutions	9,578	541	—	10,119	10,188	1,164	—	11,352
Loans to the public	132,313	30,326	1,316	163,955	134,117	25,405	1,424	160,946
Off balance, before expected credit losses
Guarantees	3,232	1,161	—	4,393	2,818	1,246	1	4,065
Committed undisbursed loans	28,083	26,856	11	54,950	21,348	30,177	—	51,525
Total, before expected credit losses	214,115	61,619	1,327	277,061	202,583	60,678	1,425	264,686
of which guaranteed	56.4%	92.1%	95.4%	62.2%	60.4%	85.4%	94.3%	64.1%
Loss allowance, loans
Loans in the form of interest-bearing securities	-14	-2	—	-16	-9	-3	—	-12
Loans to credit institutions	-1	0	—	-1	-1	-1	—	-2
Loans to the public	-36	-7	-64	-107	-24	-17	-82	-123
Loss allowance, off balance (1)
Guarantees	0	0	0	0	0	0	-2	-2
Committed undisbursed loans	-3	-1	—	-4	0	0	—	0
Total, loss allowance	-54	-10	-64	-128	-34	-21	-84	-139
Provision ratio	0.03%	0.02%	4.82%	0.05%	0.02%	0.03%	5.89%	0.05%
(1)	Recognized under provision in Consolidated Statement of Financial Position.

Loans and off balance, before Loss Allowance

	December 31, 2019				December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	202,583	60,678	1,425	264,686	209,232	62,286	1,242	272,760	(1)
Increase due to origination and acquisition	73,812	5,633	113	79,558	37,594	768	3	38,365
Transfer to stage 1	13	-16	—	-3	2,490	—	—	2,490
Transfer to stage 2	-6,752	6,281	—	-471	—	5,431	—	5,431
Transfer to stage 3	-97	-199	286	-10	—	—	466	466
Decrease due to derecognition	-55,444	-10,758	-497	-66,699	-46,733	-7,807	-286	-54,826
Closing balance	214,115	61,619	1,327	277,061	202,583	60,678	1,425	264,686
(1)	Effect on opening balance after implementation of IFRS 9 Skr 18 million.

Loss Allowance

	December 31, 2019				December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Opening balance	-34	-21	-84	-139	-38	-33	-66	-137	(1)
Increases due to origination and acquisition	-22	-1	0	-23	-12	-2	-1	-15
Net remeasurement of loss allowance	-4	7	7	10	12	9	-14	7
Transfer to stage 1	0	0	—	0	0	0	—	0
Transfer to stage 2	0	0	—	0	1	-1	—	0
Transfer to stage 3	0	2	-24	-22	0	-2	2	0
Decreases due to derecognition	6	4	—	10	5	10	0	15
Decrease in allowance account due to write-offs	—	—	40	40	—	—	—	—
Exchange-rate differences(2)	0	-1	-3	-4	-2	-2	-5	-9
Closing balance	-54	-10	-64	-128	-34	-21	-84	-139
(1)	Effect on opening balance after implementation of IFRS 9 Skr 18 million.
(2)	Recognized under Net results of financial transactions in the Statement of Comprehensive Income.

Loan credit quality, before expected credit losses, allocated by stage

	December 31, 2019				December 31, 2018
Skr mn	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
AAA	546	—	—	546	1,204	—	—	1,204
AA+ to A-	31,421	—	—	31,421	25,635	51	—	25,686
BBB+ to BBB-	116,040	1,147	—	117,187	107,289	1,161	—	108,450
BB+ to BB-	23,378	20,381	—	43,759	28,055	18,972	28	47,055
B+ to B-	11,411	11,894	—	23,305	16,234	8,869	—	25,103
CCC to D	4	180	1,316	1,500	—	202	1,396	1,598
Total, before expected credit losses	182,800	33,602	1,316	217,718	178,417	29,255	1,424	209,096

More information regarding SEK’s Credit Policy is found in note 26 Risk information and in note 29 Risk and capital management.